Note 13 Financial assets at fair value through other comprehensive income debt securities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	€ 58,176	€ 66,356	€ 57,395
Unrealized gains of debt securities	1,511	2,089	1,617
Unrealized losses of debt securities	(614)	(137)	(280)
Fair value of debt securities	59,074	68,308	58,731
Issued in euros [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	17,625	30,811	22,607
Unrealized gains of debt securities	731	917	935
Unrealized losses of debt securities	(2)	(17)	(21)
Fair value of debt securities	18,355	31,712	23,521
Issued in euros [Member] | Government agency debt securities [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	15,889	28,582	20,740
Unrealized gains of debt securities	656	801	830
Unrealized losses of debt securities	0	(16)	(20)
Fair value of debt securities	16,544	29,367	21,550
Issued in euros [Member] | Central banks [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	0	0	0
Unrealized gains of debt securities	0	0	0
Unrealized losses of debt securities	0	0	0
Fair value of debt securities	0	0	0
Issued in euros [Member] | credit institutions [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	1,125	1,363	959
Unrealized gains of debt securities	51	76	65
Unrealized losses of debt securities	0	0	0
Fair value of debt securities	1,176	1,439	1,024
Issued in euros [Member] | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	612	867	907
Unrealized gains of debt securities	24	40	40
Unrealized losses of debt securities	(1)	(1)	0
Fair value of debt securities	635	906	947
MEXICO
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	11,097	9,107	7,790
Unrealized gains of debt securities	32	291	22
Unrealized losses of debt securities	(359)	(3)	(26)
Fair value of debt securities	10,769	9,395	7,786
MEXICO | Government agency debt securities [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	10,467	8,309	6,869
Unrealized gains of debt securities	21	271	18
Unrealized losses of debt securities	(348)	(1)	(19)
Fair value of debt securities	10,141	8,579	6,868
MEXICO | Central banks [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	0	0	0
Unrealized gains of debt securities	0	0	0
Unrealized losses of debt securities	0	0	0
Fair value of debt securities	0	0	0
MEXICO | credit institutions [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	120	113	77
Unrealized gains of debt securities	3	5	2
Unrealized losses of debt securities	(6)	0	0
Fair value of debt securities	118	118	78
MEXICO | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	509	685	843
Unrealized gains of debt securities	7	15	2
Unrealized losses of debt securities	(6)	(2)	(6)
Fair value of debt securities	510	698	840
ITALY
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	7,407	3,897	2,325
Unrealized gains of debt securities	213	367	244
Unrealized losses of debt securities	(12)	0	(2)
Fair value of debt securities	7,608	4,263	2,567
ITALY | Government agency debt securities [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	7,274	3,789	2,193
Unrealized gains of debt securities	212	366	244
Unrealized losses of debt securities	(12)	0	(2)
Fair value of debt securities	7,474	4,154	2,435
ITALY | Central banks [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	0	0	0
Unrealized gains of debt securities	0	0	0
Unrealized losses of debt securities	0	0	0
Fair value of debt securities	0	0	0
ITALY | credit institutions [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	47	48	52
Unrealized gains of debt securities	0	0	0
Unrealized losses of debt securities	0	0	0
Fair value of debt securities	47	48	52
ITALY | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	86	60	80
Unrealized gains of debt securities	1	1	1
Unrealized losses of debt securities	0	0	0
Fair value of debt securities	87	61	81
JAPAN
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	4,961	4,551	2,735
Unrealized gains of debt securities	7	1	3
Unrealized losses of debt securities	0	(3)	0
Fair value of debt securities	4,968	4,549	2,738
JAPAN | Government agency debt securities [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	4,906	4,492	2,691
Unrealized gains of debt securities	7	0	3
Unrealized losses of debt securities	0	(3)	0
Fair value of debt securities	4,913	4,489	2,694
JAPAN | Central banks [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	0	0	0
Unrealized gains of debt securities	0	0	0
Unrealized losses of debt securities	0	0	0
Fair value of debt securities	0	0	0
JAPAN | credit institutions [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	18	0	0
Unrealized gains of debt securities	0	0	0
Unrealized losses of debt securities	0	0	0
Fair value of debt securities	18	0	0
JAPAN | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	36	59	43
Unrealized gains of debt securities	1	1	0
Unrealized losses of debt securities	0	0	0
Fair value of debt securities	37	60	44
UNITED STATES
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	3,900	4,642	11,376
Unrealized gains of debt securities	44	52	68
Unrealized losses of debt securities	(18)	(3)	(51)
Fair value of debt securities	3,926	4,691	11,393
UNITED STATES | Government agency debt securities [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	1,754	2,307	8,570
Unrealized gains of debt securities	7	9	42
Unrealized losses of debt securities	(17)	(1)	(12)
Fair value of debt securities	1,744	2,315	8,599
UNITED STATES | Central banks [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	0	0	0
Unrealized gains of debt securities	0	0	0
Unrealized losses of debt securities	0	0	0
Fair value of debt securities	0	0	0
UNITED STATES | credit institutions [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	114	186	122
Unrealized gains of debt securities	2	3	2
Unrealized losses of debt securities	0	0	0
Fair value of debt securities	116	188	124
UNITED STATES | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	2,032	2,149	2,684
Unrealized gains of debt securities	35	40	24
Unrealized losses of debt securities	(1)	(2)	(39)
Fair value of debt securities	2,065	2,187	2,670
TURKEY
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	2,888	3,456	3,752
Unrealized gains of debt securities	199	90	38
Unrealized losses of debt securities	(168)	(73)	(76)
Fair value of debt securities	2,920	3,473	3,713
TURKEY | Government agency debt securities [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	2,888	3,456	3,752
Unrealized gains of debt securities	199	90	38
Unrealized losses of debt securities	(168)	(73)	(76)
Fair value of debt securities	2,920	3,473	3,713
TURKEY | Central banks [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	0	0	0
Unrealized gains of debt securities	0	0	0
Unrealized losses of debt securities	0	0	0
Fair value of debt securities	0	0	0
TURKEY | credit institutions [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	0	0	0
Unrealized gains of debt securities	0	0	0
Unrealized losses of debt securities	0	0	0
Fair value of debt securities	0	0	0
TURKEY | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	0	0	0
Unrealized gains of debt securities	0	0	0
Unrealized losses of debt securities	0	0	0
Fair value of debt securities	0	0	0
Other Countries [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	10,298	9,892	6,810
Unrealized gains of debt securities	286	372	307
Unrealized losses of debt securities	(55)	(39)	(104)
Fair value of debt securities	10,529	10,225	7,013
Other Countries [Member] | Government agency debt securities [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	2,488	2,177	2,079
Unrealized gains of debt securities	115	136	137
Unrealized losses of debt securities	(29)	(14)	(76)
Fair value of debt securities	2,574	2,300	2,140
Other Countries [Member] | Central banks [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	1,698	1,599	1,005
Unrealized gains of debt securities	3	21	9
Unrealized losses of debt securities	(5)	(8)	(4)
Fair value of debt securities	1,696	1,611	1,010
Other Countries [Member] | credit institutions [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	2,306	2,468	1,743
Unrealized gains of debt securities	92	116	109
Unrealized losses of debt securities	(16)	(8)	(12)
Fair value of debt securities	2,382	2,576	1,840
Other Countries [Member] | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	3,807	3,648	1,983
Unrealized gains of debt securities	76	99	52
Unrealized losses of debt securities	(6)	(8)	(12)
Fair value of debt securities	3,877	3,738	2,023
Total foreign [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Amortized cost of debt securities	40,551	35,545	34,788
Unrealized gains of debt securities	780	1,172	681
Unrealized losses of debt securities	(612)	(120)	(259)
Fair value of debt securities	€ 40,719	€ 36,596	€ 35,210